Registration Nos. 2-84012
                                                           811-3752

             		  Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                x

                 Pre-Effective Amendment No. ____          ___
                 Post-Effective Amendment No. 46            x
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            x

                            Amendment No. 48                x

                 (Check appropriate box or boxes)

                       THE MANAGERS FUNDS
______________________________________________________________
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
_______________________________________________________________
             (Address of Principal Executive Offices)

                    Donald S. Rumery, Secretary
                        The Managers Funds
                        40 Richards Avenue
                         Norwalk, CT 06854

                  Copy To:  Joel Goldberg, Esq.
               Swidler Berlin Shereff Friedman, LLP
                      The Chrysler Building
                       405 Lexington Avenue
                        New York, NY 10174
________________________________________________________________
             (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

__ Immediately upon filing pursuant to  ___ On (date) pursuant to
   paragraph (b)                            paragraph (b)

__ 60 days after filing pursuant to     ___ On (date) pursuant to paragraph
     paragraph (a)(1)                       (a)(1)

x  75 days after filing pursuant to     ___ On (date) pursuant to paragraph
   paragraph (a)(2) of Rule 485             (a)(2) of Rule 485

If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       THE MANAGERS FUNDS
                       SMALL COMPANY FUND
                     _____________________
                           PROSPECTUS
                       DATED MAY 1, 2000

           WE PICK THE TALENT. YOU REAP THE RESULTS.
_________________________________________________________________

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                       TABLE OF CONTENTS

                                                             Page
										-------
    RISK/RETURN SUMMARY
KEY INFORMATION ABOUT THE SMALL COMPANY FUND                    1
    Summary of the Goals, Principal Strategies and Principal Risk
        Factors of the Fund                                     1

PERFORMANCE SUMMARY                                             1

FEES AND EXPENSES OF THE FUND                                   2
    Fees and Expenses                                           2

THE MANAGERS FUNDS                                              3

     SUMMARY OF THE FUND
SMALL COMPANY FUND                                              3
    Objective                                                   3
    Principal Investment Strategies                             3
    Should I Invest in this Fund?                               4
    Portfolio Management of the Fund                            4

     ADDITIONAL RISKS OF INVESTING
OTHER SECURITIES AND INVESTMENT PRACTICES                       4

A FEW WORDS ABOUT RISK                                          5

     INFORMATION ABOUT YOUR INVESTMENT
YOUR ACCOUNT                                                    7
    Minimum Investments in the Fund                             7

HOW TO PURCHASE SHARES                                          9

HOW TO SELL SHARES                                             10

INVESTOR SERVICES                                              10

THE FUND AND ITS POLICIES                                      11

ACCOUNT STATEMENTS                                             11

DIVIDENDS AND DISTRIBUTIONS                                    12

TAX INFORMATION                                                12

RISK/RETURN SUMMARY

        KEY INFORMATION ABOUT MANAGERS SMALL COMPANY FUND

    This Prospectus contains important information for anyone interested in investing in MANAGERS SMALL COMPANY FUND (the "Fund"), a series of The Managers Funds no-load mutual fund family. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISK
FACTORS OF THE FUND

    The following is a summary of the goals, principal strategies and principal risk factors of the Fund. All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.


        Goals            Principal Strategies    Principal Risk Factors
        -----            --------------------    ----------------------

Long-term capital     Invests principally in     Market Risk
appreciation          the equity securities of   Small Company
                      U.S. companies with the    Stock Risk
                      potential for long-term    Liquidity Risk
                      growth and undervalued     Price Risk
                      investments

                      Invests primarily in
                      small companies

_______________________________________________________________________

PRINCIPAL RISK FACTORS

MARKET RISK

     Market Risk is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, stock prices generally rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments will also likely decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market. Most international markets do not move together with U.S. markets, or with other international markets.

SMALL-COMPANY STOCK RISK

     Small companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as large-company stock funds) when stocks of small-sized companies are out of favor.

LIQUIDITY RISK

     Liquidity Risk is the risk that the Fund cannot sell a security at a reasonable price within a reasonable time frame when it wants to or needs to due to a lack of buyers for the security. This risk applies to all assets. However, it is higher for small-capitalization stocks and stocks of foreign companies than it typically is for larger-capitalization domestic stocks.

PRICE RISK

     As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or the financial markets overall.

                  FEES AND EXPENSES OF THE FUND

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY
IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)                      None (0%)
Maximum Deferred Sales Charge (Load)                          None (0%)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 and Other Distributions                                      None (0%)
Redemption Fee                                                None (0%)
Exchange Fee                                                  None (0%)
Maximum Account Fee                                           None (0%)

FEES AND EXPENSES

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
Management Fee                                        0.90%
Distribution (12b-1) Fees                             0.00%
Other Expenses(a)                                     0.40%
								                                             	-----
Total Annual Fund Operating Expenses(b)               1.30%
								                                             	=====

     (a) Because the Fund has not commenced operations as of the date of this prospectus, the "Other Expenses" of the Fund are based on annualized projected expenses and average net assets for the fiscal year ending December 31, 2000.

     (b) The Managers Funds LLC has contractually agreed, for a period of no less than __ months, to limit Total Annual Fund
Operating Expenses to 1.30% subject to later reimbursement by the Fund in certain circumstances.

__________________________________________________________________
WHAT IS THE MANAGEMENT FEE?  It is a fee paid to The Managers
Funds LLC for managing the Fund. A portion of this fee is paid to the asset managers who manage the Fund's portfolio.

WHAT IS THE DISTRIBUTION (12b-1) FEE?  It is an expense charged by some mutual funds for the cost of marketing and advertising. The Managers Funds does not have any Distribution (12b-1) Fees.
__________________________________________________________________

EXAMPLE+

     The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

        1 YEAR      3 YEARS
        ------      -------
         $            $


     + The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

                       THE MANAGERS FUNDS

    The Managers Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Many of the Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

    The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration and distribution. The Investment Manager selects and recommends, subject to approval by the Board of Trustees, one or more asset managers to manage each Fund's investment portfolio. The Investment Manager also allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and, when appropriate, researches any potential new asset managers for the Fund family. The Securities and Exchange Commission has given the Funds an order permitting them to change asset managers without the need for shareholder approval.

SUMMARY OF THE FUND

                       SMALL COMPANY FUND

OBJECTIVE

     The Fund's objective is to achieve long-term capital appreciation by investing in the equity securities of small companies.

PRINCIPAL INVESTMENT STRATEGIES

     Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. companies with the potential for long-term growth. The Fund tends to invest in stocks of small companies, that is, companies with market capitalizations of $1.5 billion or less at the time of purchase. The Fund may retain securities that it already has purchased even if the specific company outgrows the Fund's captitalization limitations.

     The assets of the Fund are allocated between two asset managers, each of which acts independently of the other and uses its own methodology to select portfolio investments. One of the asset managers emphasizes a value approach to investing, that is, it selects stocks which it believes are trading below the stock's real value. Generally, this asset manager compares a company's stock price to the company's earnings, or its potential to generate strong, sustainable earnings, as well as its potential for long-term profitability and the quality of its management. A security is sold when the asset manager believes that these characteristics of a company do not support its current stock price.

     The other asset manager emphasizes a growth approach to investing, that is, it selects stocks that it believes can generate and maintain strong earnings growth. Generally, this asset manager looks for companies with quality management, strong finances and established market positions. A stock is sold when the asset manager does not believe that the current stock price is supported by its expectation regarding the company's future growth potential.

     For temporary and defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

SHOULD I INVEST IN THIS FUND?

     This Fund MAY be suitable if you:

     * Are seeking an opportunity for some small company equity returns in your investment portfolio

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     *    Have an investment time horizon of five years or more

     This Fund MAY NOT be suitable if you:

     *    Are seeking stability of principal

     *    Are investing with a shorter time horizon in mind

     *    Are uncomfortable with stock market risk

     *    Are seeking current income

__________________________________________________________________
WHAT AM I INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a variety of companies, industries and markets. This Fund is not a complete investment program, and there is no guarantee that the Fund will reach its stated goals.
___________________________________________________________________

                PORTFOLIO MANAGEMENT OF THE FUND

     ___________________ are the two asset managers who manage the Fund. [Describe assets/corporate structure of firm and biography of portfolio managers].

     The Fund pays an annual management fee to The Managers Funds
LLC of 0.90% of the average daily net assets of the Fund. In turn, The Managers Funds LLC, under a Sub-Advisory Agreement, pays a portion of this fee to ___________.

ADDITIONAL RISKS OF INVESTING

            OTHER SECURITIES AND INVESTMENT PRACTICES

     The Fund may also invest in certain other securities and engage in certain other practices, including the following.

RESTRICTED AND ILLIQUID SECURITIES

     The Fund may purchase restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash or meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value. This means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

REPURCHASE AGREEMENTS

     The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

FOREIGN SECURITIES

     The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or other similar instruments. Investments in foreign securities are generally more volatile than their U.S. counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries.

     In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. Dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

INITIAL PUBLIC OFFERINGS

     The Fund may invest in initial public offerings. To the extent that it does so, the performance of the Fund may be significantly affected by such investments.

                     A Few Words About Risk
     In  the  normal course of every day life, each of  us  takes risk.  What is risk? Risk can be thought of as the likelihood  of
an   event   turning  out  differently  than  planned   and   the
consequences of that outcome.

     If you drive to work each day, you do so with the plan of arriving safely with time to accomplish your tasks. There is a possibility, however, that some unforeseen factor such as bad weather or a careless driver will disrupt your plan. The likelihood of your being delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location or the time of day.

     The consequences of something going wrong can range from a short delay to serious injury or death. If you wanted, you could try to quantitatively estimate the risk of driving to work, which, along with your expectations about the benefits of getting to work, will help you determine whether or not you will be willing to drive each day. A person who works in a city may find the risk of driving very high and the relative rewards minimal in that he or she could more easily walk or ride a train. Conversely, a person who works in the country may find the risk of driving minimal and the reward great in that it is the only way he or she could get to work. Fortunately, most people do not need to quantitatively analyze most of their everyday actions.

     The point is that everyone takes risks, and subconsciously or otherwise, everyone compares the benefit that they expect from taking risk with the cost of not taking risk, to determine their actions. In addition, there are a few principles from this example which are applicable to investing as well.

	* Despite statistics, the risks of any action are different for every person and may change as a person's circumstances change.

	* Everybody's perception of reward is different.

	* High risk does not in itself imply high reward.

_________________________________________________________________
The RISK PREMIUM for any investment is the extra return, over the available RISK-FREE RETURN, that an investor expects for the risk that he or she takes.  The risk-free return is a
return that one could expect with absolute certainty.
_________________________________________________________________

     While higher risk does not imply higher reward, proficient investors demand a higher return when they take higher risks.
This is often referred to as the risk premium.

     U.S. investors often consider the yield for short-term U.S. Treasury securities to be as close as they can get to a risk-free return since the principal and interest are guaranteed by the U.S. Government. Investors get paid only for taking risks, and successful investors are those who have been able to correctly estimate and diversify the risks to which they expose their portfolios along with the risk premium they expect to earn.

     In order to better understand and quantify the risks investors take versus the rewards they expect, investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

     The following are descriptions of many of the risks that asset managers of our Funds take to earn investment returns. Investors should keep in mind that each of the Equity Funds is subject to the following risks. This is not a comprehensive list and the risks discussed below are only some of the primary risks to which your investments are exposed.

SPECIFIC RISK

     This is the risk that any particular security will drop in price due to adverse effects on a specific business. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual business risks which these companies face.

     An extension of specific risk is Sector (Industry) Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector (industry) risk, one would group the holdings of a portfolio into sectors or industries and observe the amounts invested in each. Again, diversification among industry groups will reduce sector (industry) risk but may also dilute potential returns.

ECONOMIC RISK

     Obviously, the prevailing economic environment is important to the health of all businesses, however, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive, and carry a higher amount of economic risk.

INTELLIGENCE RISK

     Intelligence risk is a term created by The Managers Funds LLC to describe the risks taken by mutual fund investors in hiring professional asset managers to invest assets. Asset managers evaluate investments relative to all of the above risks, among others, and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies which proliferate through their management organizations and are reflected in their portfolios.

     Intelligence risk can be defined as the risk that investment managers may make poor decisions or use investment philosophies that turn out to be wrong. The Managers Funds LLC believes that intelligence risk can be reduced through diversification of investment managers from differing organizations and with differing investment philosophies.

     There are many ways of summarizing these risks, but keep in mind that summarization can lead one to overlook some important factors. Life insurance companies do not attempt to estimate the individual risks that each of its policy holders intends to take throughout life. Not only would this be impossible from a data collection standpoint, but the sheer number of estimates involved would compound to make the final life expectancy estimate very imprecise. Instead, estimates about the life expectancy of people and then adjust them based on some other broad measures such as sex, general health, heredity, and lifestyle factors such as smoking and flying. The circumstance in which this model falters is when any significant factor, which is not represented in the historical results, becomes relevant. Nuclear war, plague or climactic shifts could detrimentally affect the life insurers' results, while a cure for cancer and improving health habits could incrementally affect life expectancies.

INFORMATION ON YOUR INVESTMENT

                          YOUR ACCOUNT

     As an investor, you pay no sales charges to invest in the
Fund.   Furthermore, you pay no charges to transfer within the
Fund family or to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

     Securities traded in foreign markets may trade when the NYSE is closed. Those securities are generally valued at the closing of the exchange where they are primarily traded. THEREFORE, A FUND'S NAV MAY CHANGE ON DAYS WHEN INVESTORS MAY NOT BE ABLE TO PURCHASE OR REDEEM FUND SHARES.

     The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND

     Cash investments in the Fund must be in U.S. Dollars.
Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     The following provides the minimum initial and additional investments in the Fund:

                          INITIAL INVESTMENT  ADDITIONAL INVESTMENT
                          ------------------  ---------------------
Regular accounts                $2,000             $ 100
Traditional IRA                   500                100
Roth IRA                          500                100
Education IRA                     500                N/A
SEP IRA                           500                100
SIMPLE IRA                        500                100

    The Fund may, in its discretion, waive the minimum and initial investment amounts at any time.

____________________________________________________________________
A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

An EDUCATION IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses.

A SEP IRA is an IRA that allows employers or the self-employed to make contributions to an employee's account.

A SIMPLE IRA is an employer plan and a series of IRAs that
allows contributions by or for employees.
___________________________________________________________________

YOU SHOULD CONSULT YOUR TAX PROFESSIONAL FOR MORE INFORMATION ON
IRA ACCOUNTS.

                     HOW TO PURCHASE SHARES

                      INITIAL PURCHASE*         ADDITIONAL PURCHASES*
_______________________________________________________________________
THROUGH YOUR         Contact your               Send  any  additional
INVESTMENT ADVISOR   investment Advisor         monies    to     your
                     or  other investment       investment
                     professional.              professional  at  the
                                                address appearing  on
                                                your          account
                                                statement.


_______________________________________________________________________
INVESTMENT           Call  (800) 358-7668       Call  (800)  358-7668
ADVISORS, BANK       for          further       for           further
TRUST AND 401(k)     instructions.              instructions.
AGENTS ONLY
_______________________________________________________________________

DIRECT SHAREHOLDERS:
                     Complete the account       Write  a  letter   of
*BY MAIL             application.               instruction       (or
                                                complete         your
                     Mail the application       investment stub)  and
                     and  a check payable       a  check  payable  to
                     to    The   Managers       The   Managers  Funds
                     Funds to:                  to:

                     The Managers Funds         The Managers Funds
                     c/o Boston Financial       c/o Boston Financial
                     Data Services, Inc.        Data Services, Inc.
                     P.O. Box 8517              P.O. Box 8517
                     Boston,  MA   02266-       Boston,  MA    02266-
                     8517                       8517

								Include  your account
                                                #  and  Fund name  on
                                                your check.

 *BY TELEPHONE                                  If  your account  has
                                                already          been
                                                established,     call
                                                the   Transfer  Agent
                                 	            at   (800)  252-0682.
                                    	      The           minimum
                                          	additional
                                          	investment is $100.
_______________________________________________________________________
{Need to add Internet Purchase Option}

*ALL PURCHASES BY CHECK ARE SUBJECT TO A 15-DAY HOLDING PERIOD.

    FOR BANK WIRES: Please call and notify the Fund at (800) 358-7668. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN The Managers Funds A/C 9905-001-5, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

    It is important to keep in mind that if you invest through a third party such as a bank, broker-dealer or other fund distribution organizations rather than directly with us, the policies and fees may be different than those described in this material.

                       HOW TO SELL SHARES

    You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order. Orders received after the close of regular business of the NYSE (usually 4:00 p.m. New York Time) will receive the NAV per share determined at the close of trading on the next NYSE trading day.


                                         INSTRUCTIONS
______________________________________________________________________
THROUGH YOUR INVESTMENT         Contact your investment
ADVISOR                         advisor or other investment
                                professional.
_______________________________________________________________________
INVESTMENT ADVISORS, BANK       Call (800) 358-7668 for
TRUST AND 401(k) AGENTS ONLY    further instructions.
_______________________________________________________________________
DIRECT SHAREHOLDERS:

*BY MAIL                        Write a letter of instruction
                                containing:

                                  *the name of the Fund
                                  *dollar amount or number of
                                    shares to be sold
                                  *your name
                                  *your account number
                                  *signatures of all owners on
                                   account

                                Mail letter to:

                                  The Managers Funds
				                              c/o Boston Financial Data
                                  Services, Inc.
                                  P.O. Box 8517
                                  Boston, MA  02266-8517

*BY TELEPHONE                   If you elected telephone
                                redemption privileges on your
                                account application, call us
                                at (800)252-0682.
_______________________________________________________________________

_______________________________________________________________________
Redemptions of $25,000 and over require a signature guarantee.
A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.
________________________________________________________________________


                        INVESTOR SERVICES

    AUTOMATIC REINVESTMENT PLAN allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund or another Fund in the Fund family. You can elect to receive cash.

    AUTOMATIC INVESTMENTS allows you to make automatic deductions from a designated bank account.

    SYSTEMATIC WITHDRAWALS allows you to make automatic monthly withdrawals of $100 or more per Fund. Withdrawals by check are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

    INDIVIDUAL RETIREMENT ACCOUNTS are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

    EXCHANGE PRIVILEGE which allows you to exchange your shares of the Fund for shares of another of our Funds. There is no fee associated with this privilege. Be sure to read the Prospectus of any Fund that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.

    DOLLAR COST AVERAGING allows you to make automatic monthly exchanges from the Fund to another of our Funds. Exchanges are completed on the 15th day of each month. Be sure to read the current Prospectus for any Fund that you are exchanging into. There is no fee associated with this service. If the 15th day of any month is a weekend or holiday, the exchange will be completed on the next business day.

    {INTERNET OPTION}

                   THE FUND AND ITS POLICIES

    The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

    *   redeem an account if the value of the account falls below
        $500 due to redemptions;

    * suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

    *   change our minimum investment amounts;

    * delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

    * make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders;

    * refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion);
        and

    * after prior warning and notification, close an account due to excessive trading.


                       ACCOUNT STATEMENTS

    You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV in their annual statement, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

                  DIVIDENDS AND DISTRIBUTIONS

    Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

    We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.


                        TAX INFORMATION

    Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Fund.

    All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

    Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

    Federal law requires the Fund to withhold taxes on distributions paid to shareholders who:

    * fail to provide a social security number or taxpayer identification number;

    * fail to certify that their social security number or taxpayer identification number is correct; or

    *   fail to certify that they are exempt from withholding.

                  [THE MANAGERS FUNDS LOGO]
           WE PICK THE TALENT.  YOU REAP THE RESULTS.



INVESTMENT MANAGER AND FUND DISTRIBUTOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Swidler Berlin Shereff Friedman LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  The Managers Funds
P.O. Box 8517
Boston, Massachusetts  02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

ASSET MANAGERS

[tbd]
                        WWW.MANAGERSFUNDS.COM

                      FOR MORE INFORMATION

    Additional information for the Fund, including the Statement of Additional Information and the Annual and Semi-Annual Reports, are available to you without charge and may be requested as follows:

            By Telephone:   Call 1-800-835-3879

            By Mail:        The Managers Funds
                            40 Richards Avenue
                            Norwalk, CT  06854

            On the Internet:Electronic copies are available
                            on our website at http://www.managersfunds.com

    Current Fund documents are on file with the Securities and Exchange Commission and are incorporated by reference (is legally part of this prospectus). Text-only copies are also available on the SEC's website at http://www.sec.gov, by sending a request and a duplication fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009, or by visiting the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330).

INVESTMENT COMPANY ACT REGISRTRATION NUMBER 811-3752

                       THE MANAGERS FUNDS
                      SMALL COMPANY  FUND
                  ____________________________

              STATEMENT OF ADDITIONAL INFORMATION
                       DATED MAY 1, 2000
________________________________________________________________

    You  can  obtain  a free copy of the Prospectus  of  MANAGERS
SMALL COMPANY FUND (the "Fund") by calling The Managers Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

    This Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.


                       TABLE OF CONTENTS
                                                             Page
GENERAL INFORMATION                                             4

INVESTMENT OBJECTIVES AND POLICIES                              4
    Investment Techniques and Associated Risks                  4
    Diversification Requirements for the Fund                   9
    Fundamental Investment Restrictions                         9
    Non-Fundamental Investment Restrictions                    11
    Temporary Defensive Position                               12
    Portfolio Turnover                                         12

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST                    12
    Trustees' Compensation                                     14

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES            14
    Control Persons                                            14
    Management Ownership                                       14

MANAGEMENT OF THE FUND                                         14
    Investment Manager and Sub-Adviser                         14
    Compensation of Investment Adviser and Sub-Adviser         15
    Fee Waivers and Expense Limitations                        15
    Fund Management and Sub-Advisory Agreements                16
    Code of Ethics                                             17
    Administrative Services; Distribution Arrangements         17
    Custodian                                                  17
    Transfer Agent                                             18
    Independent Public Accountants                             18

BROKERAGE ALLOCATION AND OTHER PRACTICES                       18
PURCHASE, REDEMPTION AND PRICING OF SHARES                     19
    Purchasing Shares                                          19
    Redeeming Shares                                           19
    Exchange of Shares                                         20
    Net Asset Value                                            20
    Dividends and Distributions                                21

CERTAIN TAX MATTERS                                            21
    Federal Income Taxation of Fund-in General                 21
    Taxation of the Fund's Investments                         22
    Federal Income Taxation of Shareholders                    22
    Foreign Shareholders                                       22
    State and Local Taxes                                      23
    Other Taxation                                             23

PERFORMANCE DATA                                               23
    Total Return                                               23
    Performance Comparisons                                    24
    Massachusetts Business Trust                               24
    Description of Shares                                      26
    Additional Information                                     26

REPORT OF INDEPENDENT ACCOUNTANTS                              26

                      GENERAL INFORMATION


    This Statement of Additional Information relates only to MANAGERS SMALL COMPANY FUND (the "Fund"). The Fund is a series of shares of beneficial interest of THE MANAGERS FUNDS, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust").

    This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

     Unlike other mutual funds which directly acquire and manage their own portfolios, the Fund employs a multi-manager investment approach which achieves added diversification within the Fund's portfolio.

    The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration and distribution. It selects and recommends, subject to the approval of the Board of Trustees (the "Trustees"), an independent asset manager, or a team of independent asset managers (the "Sub-
Adviser" or "Sub-Advisers") to manage the Fund's investment portfolio. The Managers Funds LLC (the "Investment Manager") also monitors the performance, security holdings and investment strategies of these independent, external Sub-Advisers and researches any potential new Sub-Advisers for the Fund family. See "Management of the Fund."

    Investments in the Fund are not:

*    Deposits or obligations of any bank
*    Guaranteed or endorsed by any bank
* Federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency

               INVESTMENT OBJECTIVES AND POLICIES

    The following is additional information regarding the investment objectives and policies used by the Fund in an attempt to achieve its objective as stated in its current Prospectus. The Fund is a diversified open-end management investment company.

    The Fund is designed for investors who seek capital appreciation by investing in a diversified portfolio of equity securities of small and medium-sized companies. The Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of U.S. companies whose shares have a market capitalization of under $1.5 billion.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

    The following are descriptions of the types of securities that may be purchased by the Fund. Also see "Diversification
Requirements of the Fund."

    (1)   Cash  Equivalents.   The  Fund  may  invest   in   cash
equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

    BANKERS ACCEPTANCES.   The  Fund  may  invest  in   bankers
acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

    Eurodollar   bankers  acceptances  are  bankers   acceptances
denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

    CERTIFICATES OF DEPOSIT. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

    COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Investment Manager. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

    Repurchase  agreements  could have  certain  risks  that  may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

    (2) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

    The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

    (3) Foreign Securities. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

    Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

    (4) Futures Contracts. The Fund may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

    There are additional risks associated with futures contracts.
It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

    EQUITY INDEX FUTURES CONTRACTS. The Fund may enter into equity index futures contracts. An equity index future contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

    (5) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven
(7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

    The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by the Investment Manager and approved by the
Trustees.   The  Trustees  will monitor  these  guidelines  on  a
periodic basis.

    Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

    (6) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

    (7) Option Contracts.

    COVERED CALL OPTIONS. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

    A call option is a short-term contract that is generally for no more than nine (9) months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

    The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

    COVERED PUT OPTIONS.  The Fund may write ("sell") covered put
options   on  individual  stocks,  equity  indices  and   futures
contracts, including equity index futures contracts.

    A put option is a short-term contract that is generally for no more than nine (9) months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

    The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

    DEALER OPTIONS. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub-Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

    PUTS AND CALLS. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

    (8) Rights and Warrants. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

    (9) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a seller defaults, the Fund may use the collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

    (10) Segregated Accounts. The Fund will establish a segregated account with its custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

    (11) Short Sales. The Fund may enter into short sales. The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

    (12) When-Issued Securities. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

    To facilitate these transactions, the Fund will maintain a segregated account with the custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUND

    The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS

    The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

    The Fund may NOT:

    (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

    (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

    (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

    (4)  Purchase or sell real estate, except that the  Fund  may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

    (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

    (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

    (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

    If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

    Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

TEMPORARY DEFENSIVE POSITION

    The Fund may, at the discretion of its Sub-Adviser, invest up to 100% of its assets in cash for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

    Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

    The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.


          BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.

JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust since March 1999. He also serves as a Trustee of Managers AMG Funds. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions since 1998. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust since March 1999. He also serves as a Trustee of Managers AMG Funds. His date of birth is September 23, 1941.

SEAN M. HEALEY* - Trustee; President of Affiliated Managers Group, Inc. since October 1999. From April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. He has served as a Trustee of the Trust since March 1999. He also serves as a Trustee of Managers AMG Funds. His date of birth is May 9, 1961.

EDWARD  J.  KAIER - Trustee; Partner, Hepburn Willcox Hamilton  &
Putnam since 1977.  He has served as a Trustee of the Trust since
March  1999.  He also serves as a Trustee of Managers AMG  Funds.
His date of birth is September 23, 1945.

MADELINE   H.  MCWHINNEY-  Trustee;  Member  of  the   Investment
Committee,  New Jersey Supreme Court since 1990.   From  1977  to
1994, she was the President of Dale, Elliott & Company, Inc., Management Consultants. From 1983 to 1988, she was a Member of
the Advisory Board on Professional Ethics, New Jersey Supreme Court. She has served as a Trustee of the Trust since 1987. Her date of birth is March 11, 1922.
___________________________________
1 Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

STEVEN J. PAGGIOLI- Trustee; Executive Vice President and Director, The Wadsworth Group since 1986. Vice President,
Secretary and Director of First Fund Distributors, Inc. since 1991. Executive Vice President, Secretary and Director of Investment Company Administration, LLC since 1990. Trustee of Professionally Managed Portfolios since 1991. He has served as a Trustee of the Trust since 1993. His date of birth is April 3, 1950.

ERIC RAKOWSKI - Trustee; Professor, University of California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of The Managers Funds since March 1999. He also serves as a Trustee of Managers AMG Funds. His date of birth is June 5, 1958.

THOMAS R. SCHNEEWEIS- Trustee; Professor of Finance, University of Massachusetts since 1985. Managing Director, CISDM at the University of Massachusetts since 1994. He has served as a Trustee of The Managers Funds since 1987. His date of birth is May 10, 1947.

PETER M. LEBOVITZ - President; President of The Managers Funds LLC. From September 1994 to April 1999, he was Managing Director of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Secretary; Chief Financial Officer, Secretary and Treasurer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

GIANCARLO (JOHN) E. ROSATI- Assistant Treasurer; Vice President and Assistant Treasurer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since July 1992. From July 1986 to June 1992, he was an Assistant Vice President at The Managers Funds, L.P. His date of birth is March 31, 1956.

PETER M. MCCABE - Assistant Treasurer; Portfolio Administrator and Assistant Treasurer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since August 1995. From July 1994 to August 1995, he was a Portfolio Administrator at Oppenheimer Capital, L.P. His date of birth is September 8, 1972.

LAURA A. DESALVO - Assistant Secretary; Legal/Compliance Officer and Assistant Secretary of The Managers Funds LLC (formerly The Managers Funds, L.P.) since September 1997. From August 1994 to June 1997, she was a law student. Her date of birth is November 10, 1970.

TRUSTEES' COMPENSATION

      For their services as Trustees of The Managers Funds and other Funds in The Managers Funds LLC complex, the Trustees are compensated as follows:

     COMPENSATION TABLE:

                                             		  Total Compensation
                                      									  From the
			       Aggregate      Aggregate Compensation   Fund and the
Name of		 Compensation    From Other Funds         Fund Complex
Trustee	  From the Fund(a)   in Complex(b) 	   Paid to Trustees(c)
_________________________________________________________________________

Jack W. Aber             $         $	             	   	$
William E. Chapman, II   $         $		                 $
Sean M. Healey           none      none			             none
Edward K. Kaier          $         $			                $
Madeline H. McWhinney    $         $                	  $
Steven J. Paggioli       $         $                	  $
Eric Rakowski            $         $                	  $
Thomas R. Schneeweis     $         $                	  $
____________________

(a)  Compensation is calculated for the Fund's fiscal year ending
     December 31, 1999. The Trust does not provide any pension or retirement benefits for the Trustees.

(b) Compensation is calculated from the Fund's fiscal year ending December 31, 1999.

(c) Total compensation includes compensation paid during the 12-month period ending December 31, 1999 for services as Trustees of The Managers Funds and other Funds in The
     Managers Funds LLC complex.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

     As of ___________, 2000, ______________ "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund.

     No other person or entity owned shares of the Fund.

MANAGEMENT OWNERSHIP

     As of __________, 2000, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

                     MANAGEMENT OF THE FUND

INVESTMENT MANAGER AND SUB-ADVISER

     The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC serves as investment manager to and distributor of the Fund. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG"), and AMG serves as the Managing Member of the Investment Manager. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110.

     The assets of the Fund are managed by two Sub-Advisers which are selected by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager also serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Sub-Advisers for individuals and institutional investors.

     The Investment Manager recommends Sub-Advisers for the Trust to the Trustees based upon continuing quantative and qualitative evaluation of the Sub-Adviser's skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Fund benefits from independent asset manager specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Investment Manager does not expect to make frequent changes of Sub-Advisers.

     The Investment Manager allocates the assets of each Fund of the Trust among the Sub-Adviser(s) selected for that Fund. The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related recordkeeping services. However, a Sub-Adviser or its affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the Securities and Exchange Commission.

      The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates. The Investment Manager enters into an advisory agreement with each Sub-Adviser known as a "Sub-Advisory Agreement."

      The  Sub-Adviser(s) to the Fund are set forth  below.   The
information has been supplied by the respective Sub-Adviser.

     [Description of Sub-Advisers]

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISER BY THE FUND

     As compensation for the investment management services rendered and related expenses under the Fund Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid quarterly based on the average daily net assets that the Sub-Adviser manages. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

{Fee Structure for the Fund}

FEE WAIVERS AND EXPENSE LIMITATIONS

      From time to time, the Investment Manager may agree to waive all or a portion of the fee it would otherwise be entitled to receive from a Fund. The Investment Manager may waive all or a portion of its fee for a number of reasons such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by a Sub-Adviser of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to the Fund. The Investment Manager may also waive all or a portion of its fees from a Fund for other reasons, such as attempting to make a Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the management fees payable by the Funds is reflected in the tables below and in the Expense Information (including footnotes thereto) located in the front of each of the Fund's Prospectuses. Voluntary fee waivers by the Investment Manager or by any Sub-Adviser may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Sub-Adviser concerned. Shareholders will be notified of any change on or about the time that it becomes effective. Contractual fee waivers/expense limitations can only be terminated at the end of a term, which usually coincides with end of a fiscal year.

FUND MANAGEMENT AND SUB-ADVISORY AGREEMENTS

     The Managers Funds LLC serves as investment manager to the Fund under the Fund Management Agreement. The Fund Management Agreement permits the Investment Manager to from time to time engage one or more Sub-Advisers to assist in the performance of its services. Pursuant to the Fund Management Agreement, the Investment Manager has entered into Sub-Advisory Agreements with each Sub-Adviser selected for the Funds of the Trust.

     The Fund Management Agreement and the Sub-Advisory Agreements provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually by the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Fund Management Agreement and the Sub-Advisory Agreements may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Fund Management Agreement and the Sub-Advisory Agreements terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

     The  Fund  Management Agreement provides that the Investment
Manager is specifically responsible for:

     *     supervising  the general management and investment  of
		the assets and securities portfolio of each Fund;

     *     providing  overall investment programs and  strategies
		for each Fund;

     *    selecting  and  evaluating  the  performance  of   Sub-
          Advisers for each Fund and allocating the Fund's assets among these Sub-Advisers;

     *    providing   financial,   accounting   and   statistical
          information required for registration statements and reports with the Securities and Exchange Commission;
          and

     * providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

     The Fund pays all expenses not borne by its Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

     The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

     Although the Sub-Adviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security,  the  transactions  are, to  the  extent  feasible  and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a methodology considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

      The Trust has obtained from the Securities and Exchange Commission an exemptive order which permits the Investment Manager, subject to certain conditions, to enter into Sub-Advisory Agreements with Sub-Advisers approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is to be able, subject to the approval of the Trustees but without shareholder approval, to employ new Sub-Advisers for new or existing Finds, change the terms of a particular Sub-Advisory Agreement or continue the employment of existing Sub-Advisers after events that under the 1940 Act and the Sub-Advisory Agreement would be an automatic termination of the Sub-Advisory Agreement. Although shareholder approval will not be required for the termination of Sub-Advisory Agreements, shareholders of a Fund will continue to have the right to terminate such Sub-Advisory Agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

CODE OF ETHICS

     The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the code of ethics of the Investment Manager (applicable to "access persons" of the Trust that are also employees of the Investment Manager). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

ADMINISTRATIVE SERVICES; DISTRIBUTION ARRANGEMENTS

     Under an Administration and Shareholder Servicing Agreement between the Trust and the Investment Manager, the Investment Manager also serves as Administrator (the "Administrator") of the Trust. Under a Distribution Agreement between the Trust and the Investment Manager, the Investment Manager also serves as distributor (the "Distributor") in connection with the offering of Fund shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotional expenses incurred in the sale of such shares.

     The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust cast in person at a meeting called for the purpose of voting on such approval.

CUSTODIAN

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

TRANSFER AGENT

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts  02266-8517, is the transfer agent  (the  "Transfer
Agent") for the Fund.

INDEPENDENT PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


            BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisory Agreements provide that the Sub-Advisers place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

      In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser.

     The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

     The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Adviser does not provide any services to the Fund except portfolio investment management and related recordkeeping services.


           PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES

     Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager.

     Purchase orders received by the Fund before the close of business of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with the Investment Manager, will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trust, redemptions of shares which were purchased by check are not effected until the clearance of the check, which may take up to 15 days after the date of purchase unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of the Trust. The 15-day holding period for redemptions would still apply to shares received through such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian will be accepted.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES

     Any redemption orders received by the Trust before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of regular trading on that Business day.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

     If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange shares from the Fund into shares of any series of the Trust without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount.
Shareholders should read the Prospectus of the series of the Trust they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of the Trust and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of the Trust will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

     The Fund computes its Net Asset Value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The  net asset value per share of the Fund is equal  to  the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS

     The Fund declares and pays dividends and distributions, usually annually, as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


                      CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF FUND - IN GENERAL

     The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders  as  ordinary income to the  extent  of  the  Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

     Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

     General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

     Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS

     Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

STATE AND LOCAL TAXES

     The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION

     The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


                        PERFORMANCE DATA

     From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Since the Fund is scheduled to commence operations on May 1, 2000, there is no current performance information for the Fund.

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T) N = ERV

In  the  above  formula, P = a hypothetical  initial  payment  of
$1,000

T = average annual total return
N = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

PERFORMANCE COMPARISONS

     The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust

     The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions,
(i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     The  Trust shall continue without limitation of time subject
to   the  provisions  in  the  Declaration  of  Trust  concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the public of shares of series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

     Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                                  PART C
                     To the Registration Statement of
                   The Managers Funds (the "Registrant")

ITEM 23.  EXHIBITS.

EXHIBIT NO.              DESCRIPTION
_____________	         	________________


* = Included as an Exhibit to this Registration Statement.

1.   a.1  Declaration of Trust dated November 23, 1987.12

     a.2   Amendment to Declaration of Trust dated May 12, 1993. 3b

     a.3  Amendment to Declaration of Trust dated June 30, 1993. cb

     a.4  Amendment to Declaration of Trust dated December 8, 1997.4

     b.   By-Laws of the Trust dated November 23, 1987. ab

     c.   Instruments Defining Rights of Shareholders. 5b

     d.1 Fund Management Agreement between Registrant and The Managers Funds LLC dated April 1, 1999. 6

  *  d.2  Sub-Advisory Agreement between The Managers Funds LLC and [
          ] with respect to Managers Small Company Fund dated ________,
          2000.

  *  d.3  Sub-Advisory Agreement between The Managers Funds LLC and [
          ] with respect to Managers Small Company Fund dated ________,
          2000.

  * d.4 Sub-Advisory Agreement between The Managers Funds LLC and Goldman Sachs Asset Management with respect to Managers Special Equity Fund dated January 1, 2000.

  * d.5 Sub-Advisory Agreement between The Managers Funds LLC and Rexiter Capital Management Limited with respect to Managers Emerging Markets Equity Fund dated June 1, 1999.

     d.6 Sub-Advisory Agreements between The Managers Funds LLC and each Sub-Adviser identified in the Registration Statement with respect to each Fund of the Registrant dated April 1, 1999. f

     e.1 Distribution Agreement between the Registrant and The Managers Funds LLC dated April 1, 1999. f

     f.   Not Applicable.

     g. Custodian Agreement between the Registrant and State Street Bank and Trust Company dated December 9, 1992. gb

     h.1 Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company dated February 16, 1994. 7b

     h.2 Administration and Shareholder Servicing Agreement between The Managers Funds LLC and the Registrant dated April 1, 1999. f

     h.3 License Agreement Relating to the Use of Name between the Registrant and The Managers Funds LLC dated April 1, 1999. f

     i. Opinion and Consent of Shereff, Friedman, Hoffman & Goodman, LLP dated September 27, 1990. ab

  * j.1  Consent of PricewaterhouseCoopers LLP dated _______.

  * j.2  Power of Attorney for the Registrant dated June 4, 1999.

     k.   Not Applicable.

     l.   Not Applicable.

     m.   Not Applicable.

     n.   Not Applicable.

     o.   Not Applicable.

_______________________________________________________
ITEM 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

ITEM 25.  Indemnification.

          Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section 8.3(b) of the Registrant's Declaration of Trust dated November 23, 1987 relate to the indemnification of Trustees, Officers and other persons by the Trust and to the exemption from personal liability of such Trustees, Officers and other persons. These aforementioned Sections are reproduced below:

          Section 2.9. Miscellaneous Powers. The Trustee shall have the power to: .(d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisers, Distrributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Pertson in such cap[acuity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; .(f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Adviser, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;.

          Article IV - Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee's duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

          Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:


              (i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad
          faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

               (iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                    (C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

                (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances;
          or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As  used in this Section 4.3, a "Disinterested Trustee" is one who  is  not
(i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

              Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

ITEM 26.  Business and Other Connections of Investment Adviser.

          The Managers Funds LLC, a registered investment adviser, serves as investment adviser to the Trust. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves exclusively as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

          The Managers Funds LLC hires Sub-Adviser(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Sub-Adviser are listed in their respective Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Forms are listed below

          Scudder Kemper Investments, Inc.             801-252
          Chartwell Investment Partners, L.P.          801-54124
          Essex Investment Management Company, LLC*    801-12548
          Roxbury Capital Management, LLC              801-55521
          Kern Capital Management LLC                  801-54766
          Goldman Sachs Asset Management               801-21343
          Pilgrim, Baxter & Associates, Ltd.           801-19165RC
          Westport Asset Management, Inc.              801-21854
          Lazard Asset Management                      801-6568
          Rexiter Capital Management Limited           801-55470
          Loomis, Sayles & Company, L.P.               801-17000
          Standish, Ayer& Wood, Inc.                   801-584
          Rogge Global Partners, plc.                  801-25482
          ___________________________________
          *Essex is majority owned by AMG and is an affiliate of the Registrant.

Item 27.       Principal Underwriters.

          (a) The Managers Funds LLC acts as principal underwriter for the Registrant. The Managers Funds LLC also acts as principal underwriter for Managers AMG Funds.

          (b) The following information relates to the directors, officers and partners of The Managers Funds LLC:

     The business and other connections of the officers and directors of The Managers Funds LLC are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

          (c) Not Applicable.

ITEM 28.  Location of Accounts and Records.

          The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk,
Connecticut 06854 and at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106 and 1776 Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171.

ITEM 29.  Management Services.

          There are no management-related service contracts other than the Fund Management Agreement relating to management services described in Parts A and B.

          {ADD Details of Blue Sky Contract???}

ITEM 30.  Undertakings.

          (a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (c) If requested to do so by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

Exhibit j.2


                           SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Norwalk and State of Connecticut on the 4th day of June, 1999.

                                    THE MANAGERS FUNDS

                                    By:/s/Donald S. Rumery
                                       Donald S. Rumery
                                       Secretary

Signature              Capacity                 Date


Jack W. Aber*                Trustee			June 4, 2000
Jack W. Aber


William E. Chapman, II*     Trustee				June 4, 2000
William E. Chapman, II


Sean M. Healey*             Trustee				June 4, 2000
Sean M. Healey


Edward J. Kaier*            Trustee				June 4, 2000
Edward J. Kaier


Madeline H. McWhineey*      Trustee				June 4, 2000
Madeline H. McWhinney


Steven J. Paggioli*         Trustee				June 4, 2000
Steven J. Paggioli


Eric Rakowski*              Trustee				June 4, 2000
Eric Rakowski


Thomas R. Schneeweis*       Trustee				June 4, 2000
Thomas R. Schneeweis


Peter Lebovitz*            President and Principal	June 4, 2000
Peter Lebovitz             Executive Officer


By:/s/Donald S. Rumery
*Donald S. Rumery pursuant to power of attorney dated June 4, 2000 filed herewith.
______________________________
[FN]
1 Previously filed with Post-Effective Amendment No. 20 of the Registrant on September 28, 1990.
2 Refiled electronically with Post-Effective Amendment No. 41 of the Registrant on October 16, 1997.
3 Previously filed with Post-Effective Amendment No. 32 of the Registrant on November 5, 1993.
4 Previously filed with Post-Effective Amendment No. 43 of the Registrant on April 29, 1998.
5 Previously filed with Post-Effective Amendment No. 34 of the Registrant on March 7, 1995.
6 Previously filed with Post-Effective Amendment No. 46 of the Registrant on April 1, 1999.
7 Previously filed with Post-Effective Amendment No. 33 of the Registrant on April 24, 1994.